LOAN PAYABLE (Details Narrative) - USD ($)		12 Months Ended
	Mar. 01, 2019	Dec. 31, 2022	Dec. 31, 2021	Jul. 08, 2021	Jun. 06, 2016
Short-Term Debt [Line Items]
Notes payable		$ 115,244		$ 180,244
Debt Instrument, Interest Rate, Stated Percentage					3.00%
Repayments of debt		60,000	$ 50,000
Loans Payable, Current		95,244	$ 60,000
First Nine Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		1,000
Seven and Eight Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		2,000
Nine Through Twenty Three Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		5,000
24th Month [Member]
Short-Term Debt [Line Items]
Notes payable		180,224
13 Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		5,000
14 Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		57,622
20 Months [Member]
Short-Term Debt [Line Items]
Repayments of debt		57,622
Unsecured Debt [Member]
Short-Term Debt [Line Items]
Repayments of debt		$ 60,000
Notre Dame [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Notes payable	$ 265,244
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Description	The term of the loan is twenty-four months